Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 135,653	₩ 608,122	₩ 275,846
Steelmaking plant no.1 and Blast furnace no.4 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment		227,239
Anode/cathode material assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment		₩ 307,911
Finex Plant no. 3 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 69,988